Employee benefit expense - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 employee
Classes of employee benefits expense [abstract]
Provision released, employer contribution costs on share-based compensation plans | €		€ 23.2
Average number of employees | employee	684	778	722